EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 9 – EQUITY

The Company is authorized to issue 100,000,000 shares of common stock without par value. As of December 31, 2023 and 2022, it had 45,000,000 shares outstanding.

On July 13, 2022, the Company declared a reverse stock split to convert its outstanding common stock from 100,000,000 shares to 40,000,000 shares.

On August 22, 2022, the Company issued 5 million shares to 66 individuals for RMB 3,400,700 or approximately $500,000. The relevant subscription receivable has been collected in May and June 2022.